Earnings per share	12 Months Ended
Dec. 31, 2018
Earnings per share [Abstract]
Earnings per share

18.	Earnings per share

	For the Years Ended December 31,
in CHF thousands except for share and per share data	2018	2017	2016
Net income / (loss) attributable to owners of the Company	(50,951)	(26,411)	(7,096)
Earnings per share (EPS):
Basic and diluted, income / (loss) for the period attributable to equity holders	(0.82)	(0.46)	(0.14)
Weighted-average number of shares used to compute EPS basic and diluted	61,838,228	57,084,295	50,096,859

Since we have a loss for all periods presented, basic net loss per share is the same as diluted net loss per share. We have excluded from our calculation of diluted loss per share all potentially dilutive in-the-money (i) share options and (ii) restricted share awards as the inclusion of these awards would have been anti-dilutive. Potentially dilutive securities that were not included in the diluted per share calculations because they would be anti-dilutive were as follows:

	As of December 31,
	2018	2017	2016
Share options issued and outstanding (in-the-money)	1,472,589	1,341,042	1,687,900
Restricted share awards subject to future vesting	109,041	122,014	—
Total	1,581,630	1,463,056	1,687,900